Related Party Transactions - Compensation to key management (Details) - CAD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Management and director fees	$ 1,314	$ 1,024
Benefits	12
Share-based payments	4,929
Total	$ 6,255	$ 1,024